Cover Cover	Sep. 16, 2019
Cover page.
Document Type	8-K/A
Document Period End Date	Sep. 16, 2019
Entity Registrant Name	Cognizant Technology Solutions Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	0-24429
Entity Tax Identification Number	13-3728359
Entity Address, Address Line One	Glenpointe Centre West
Entity Address, Address Line Two	500 Frank W. Burr Blvd.
Entity Address, City or Town	Teaneck,
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07666
City Area Code	201
Local Phone Number	801-0233
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock,$0.01 par value per share
Trading Symbol	CTSH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001058290
Amendment Flag	true
Amendment Description	This Form 8-K/A amends the Form 8-K filed by Cognizant Technology Solutions Corporation (the “Company”) on September 20, 2019 (the “Original Filing”) solely to include the Cover Page Interactive Data File. The Company has made no change to the Item 5.02 disclosure included in the Original Filing.